Expense Example - Roundhill MSTR WeeklyPayTM ETF - Roundhill MSTR WeeklyPayTM ETF Shares	Jul. 18, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	$ 315